SEGMENT REPORTING (Details Narrative) - Segment	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting [Line Items]
Number of operating segments	2	2
Number of reportable segments	true	true
Two Reportable Segment [Member]
Segment Reporting [Line Items]
Number of operating segments	2